SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 643,036	$ 460,626		$ 1,280,138	$ 917,291		$ 2,263,413	$ 759,207
Variable lease cost	218,165	224,262		425,711	444,856		865,095	355,924
Short-term lease cost	79,291	158,433		157,823	315,374		306,790	284,013
Total rent expense	$ 940,492	$ 843,321		$ 1,863,672	$ 1,677,521		$ 3,435,298	$ 1,399,144
Greens Natural Foods, Inc. [Member]
Operating lease cost			$ 322,629			$ 964,753
Variable lease cost			77,633			267,301
Short-term lease cost			89,455			267,496
Total rent expense			$ 489,717			$ 1,499,550